Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Net Liability and Net Period Cost for Employee Benefits
An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2024		2025
Mexico	Ps.	145,277,743	Ps.	185,512,908
Puerto Rico		6,954,741		4,446,433
Brazil		5,411,258		4,586,624
Europe		8,578,927		7,921,323
Ecuador		654,465		646,490
El Salvador		165,653		167,556
Nicaragua		71,266		74,063
Honduras		38,388		31,287
Total	Ps.	167,152,441	Ps.	203,386,684

	For the year ended December 31,
	2023		2024		2025
Mexico	Ps.	14,601,940	Ps.	16,074,164	Ps.	18,469,482
Puerto Rico		170,389		535,051		508,862
Brazil		369,624		(228,547)		165,103
Europe		1,750,101		1,755,407		2,190,588
Ecuador		40,498		65,123		71,135
El Salvador		15,190		16,430		20,332
Nicaragua		10,937		13,387		13,092
Honduras		13,257		1,527		6,288
Total	Ps.	16,971,936	Ps.	18,232,542	Ps.	21,444,882

Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans
The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2024								2025
					Effect of asset		Net employee						Effect of asset		Net employee
	DBO		Plan Assets		ceiling		benefit liability		DBO		Plan Assets		ceiling		benefit liability
Mexico	Ps.	303,027,238	Ps.	(159,328,024)	Ps.	—	Ps.	143,699,214	Ps.	343,620,613	Ps.	(160,323,036)	Ps.	—	Ps.	183,297,577
Puerto Rico		24,608,173		(17,653,432)		—		6,954,741		21,444,857		(16,998,424)		—		4,446,433
Brazil		12,113,660		(13,054,352)		4,481,044		3,540,352		12,498,399		(12,834,952)		3,980,671		3,644,118
Europe		3,379,389		—		—		3,379,389		3,065,854		—		—		3,065,854
Total	Ps.	343,128,460	Ps.	(190,035,808)	Ps.	4,481,044	Ps.	157,573,696	Ps.	380,629,723	Ps.	(190,156,412)	Ps.	3,980,671	Ps.	194,453,982

Actuarial Results Generated for Pension and Retirement Plans as well as the Medical Services
Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2023, 2024 and 2025:

	At December 31, 2023
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	330,862,941	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,400,391
Current service cost		2,044,102		—		—		2,044,102
Interest cost on projected benefit obligation		33,203,706		—		—		33,203,706
Expected return on plan assets		—		(20,251,931)		—		(20,251,931)
Changes in the asset ceiling during the period and others		—		—		585,667		585,667
Past service costs and other		(322,700)		145,646		—		(177,054)
Actuarial gain for changes in experience		(20,645)		—		—		(20,645)
Actuarial gain from changes in demographic assumptions		134		—		—		134
Actuarial gain from changes in financial assumptions		30,958		—		—		30,958
Net period cost	Ps.	34,935,555	Ps.	(20,106,285)	Ps.	585,667	Ps.	15,414,937
Actuarial loss for changes in experience		10,632,144		—		—		10,632,144
Actuarial loss from changes in demographic assumptions		(430,315)		—		—		(430,315)
Actuarial gain from changes in financial assumptions		1,900,436		—		—		1,900,436
Changes in the asset ceiling during the period and others		—		—		(2,247,990)		(2,247,990)
Return on plan assets greater than discount rate (shortfall)		—		(6,210,593)		—		(6,210,593)
Recognized in other comprehensive income	Ps.	12,102,265	Ps.	(6,210,593)	Ps.	(2,247,990)	Ps.	3,643,682
Contributions made by plan participants		45,404		(45,404)		—		—
Contributions to the pension plan made by the Company		—		(10,853)		—		(10,853)
Benefits paid		(27,844,968)		27,547,809		—		(297,159)
Payments to employees		(10,868,600)		—		—		(10,868,600)
Plan changes		(29,383)		—		—		(29,383)
Effect of translation		(4,745,061)		3,259,358		(346,706)		(1,832,409)
Others	Ps.	(43,442,608)	Ps.	30,750,910	Ps.	(346,706)	Ps.	(13,038,404)
Balance at the end of the year		334,458,153		(204,092,587)		4,055,040		134,420,606
Less short-term portion		(232,102)		—		—		(232,102)
Non-current obligation	Ps.	334,226,051	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,188,504

	At December 31, 2024
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	334,458,153	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,420,606
Current service cost		1,889,699		—		—		1,889,699
Interest cost on projected benefit obligation		34,540,808		—		—		34,540,808
Expected return on plan assets		—		(20,306,050)		—		(20,306,050)
Changes in the asset ceiling during the period and others		—		—		357,182		357,182
Past service costs and other		(103,657)		139,115		—		35,458
Actuarial gain for changes in experience		(42,968)		—		—		(42,968)
Actuarial loss from changes in financial assumptions		(23,068)		—		—		(23,068)
Net period cost	Ps.	36,260,814	Ps.	(20,166,935)	Ps.	357,182	Ps.	16,451,061
Actuarial loss for changes in experience		13,338,950		—		—		13,338,950
Actuarial gain from changes in demographic assumptions		(3,654)		—		—		(3,654)
Actuarial loss from changes in financial assumptions		(3,018,488)		—		—		(3,018,488)
Changes in the asset ceiling during the period and others		—		—		345,672		345,672
Return on plan assets greater than discount rate (shortfall)		—		20,947,473		—		20,947,473
Recognized in other comprehensive income	Ps.	10,316,808	Ps.	20,947,473	Ps.	345,672	Ps.	31,609,953
Contributions made by plan participants		40,319		(40,319)		—		—
Contributions to the pension plan made by the Company		—		(548,872)		—		(548,872)
Benefits paid		(16,298,480)		15,970,322		—		(328,158)
Payments to employees		(24,325,925)		—		—		(24,325,925)
Plan changes		(847,269)		—				(847,269)
Effect of translation		3,816,947		(2,104,890)		(276,850)		1,435,207
Others	Ps.	(37,614,408)	Ps.	13,276,241	Ps.	(276,850)	Ps.	(24,615,017)
Balance at the end of the year		343,421,367		(190,035,808)		4,481,044		157,866,603
Less short-term portion		(292,907)		—		—		(292,907)
Non-current obligation	Ps.	343,128,460	Ps.	(190,035,808)	Ps.	4,481,044	Ps.	157,573,696

	At December 31, 2025
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	343,421,367	Ps.	(190,035,808)	Ps.	4,481,044	Ps.	157,866,603
Current service cost		1,734,007		—		—		1,734,007
Interest cost on projected benefit obligation		35,248,608		—		—		35,248,608
Expected return on plan assets		—		(18,507,640)		—		(18,507,640)
Changes in the asset ceiling during the period and others		—		—		537,729		537,729
Past service costs and other		(8,463)		144,253		—		135,790
Actuarial gain for changes in experience		(47,141)		—		—		(47,141)
Actuarial loss from changes in demographic assumptions		586		—		—		586
Actuarial gain from changes in financial assumptions		(21,087)		—		—		(21,087)
Net period cost	Ps.	36,906,510	Ps.	(18,363,387)	Ps.	537,729	Ps.	19,080,852
Actuarial loss for changes in experience		45,254,349		—		—		45,254,349
Actuarial gain from changes in demographic assumptions		(29,753)		—		—		(29,753)
Actuarial loss from changes in financial assumptions		426,187		—		—		426,187
Changes in the asset ceiling during the period and others		—		—		(1,053,402)		(1,053,402)
Return on plan assets greater than discount rate (shortfall)		—		(7,272,626)		—		(7,272,626)
Recognized in other comprehensive income	Ps.	45,650,783	Ps.	(7,272,626)	Ps.	(1,053,402)	Ps.	37,324,755
Contributions made by plan participants		40,961		(40,961)		—		—
Contributions to the pension plan made by the Company		—		(957,068)		—		(957,068)
Benefits paid		(24,728,015)		24,381,561		—		(346,454)
Payments to employees		(17,587,028)		10,558		—		(17,576,470)
Effect of translation		(2,792,758)		2,121,319		15,300		(656,139)
Others	Ps.	(45,066,840)	Ps.	25,515,409	Ps.	15,300	Ps.	(19,536,131)
Balance at the end of the year		380,911,820		(190,156,412)		3,980,671		194,736,079
Less short-term portion		(282,097)		—		—		(282,097)
Non-current obligation	Ps.	380,629,723	Ps.	(190,156,412)	Ps.	3,980,671	Ps.	194,453,982

Plan Assets Invested
Plan assets are invested in:

At December 31

	2024			2025
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	53%	—	76%	59%	—	72%
Debt instruments	12%	93%	24%	11%	94%	28%
Others	35%	7%	—	30%	6%	—
	100%	100%	100%	100%	100%	100%

Assumptions Used in Determining Net Period Cost
The assumptions used in determining the net period cost were as follows:

	2023				2024				2025
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return	5.13%	9.050% & 9.20%	11.65%	3.25%	5.58%	11.4% & 11.07%	11.43%	2.75%	5.30%	11.05% & 11.44%	9.85%	2.75%
Rate of future salary increases	2.00%	3.50%	2.8%	6.0%, & 3.6%, - 5.4%	2.00%	3.5%	2.8%	3.8% - 4.4% & 2.9% - 3.8%	2.0%	3.50%	2.8%	3.2% & 2.60% - 2.80%
Percentage of increase in health care costs for the coming year	5.13%	9.71%			5.53%	9.71%			5.18%	9.71%
Year to which this level will be maintained	NA	2032			NA	2033			NA	2033
Rate of increase of pensions				2.50%				1.70%				1.60%
Employee turnover rate*				0.00%-0.91%				0.00%-0.90%				0.0%- 0.87%

*	Depending on years of service

Increase (Decrease) in DBO Pension and Other Benefits Liability	The increase (decrease) in the DBO pension and other benefits liability at December 31, 2025 are as follows:

	-100 points		+100 points
Discount rate	Ps.	29,611,395	Ps.	(20,782,860)
Health care cost trend rate	Ps.	(254,950)	Ps.	287,048

Long-Term Direct Employee Benefits

	Balance at December 31, 2023		Effect of translation		Increase of the year		Payments		Balance at December 31, 2024
Direct employee benefits	Ps.	5,389,795	Ps.	619,696	Ps.	1,102,643	Ps.	(2,066,976)	Ps.	5,045,158

	Balance at December 31, 2024		Effect of translation		Increase of the year		Payments		Balance at December 31, 2025
Direct employee benefits	Ps.	5,045,158	Ps.	37,196	Ps.	1,910,231	Ps.	(2,391,624)	Ps.	4,600,961